Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SIL-NPRT3-0124
1.912843.113
Common Stocks - 27.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	1,018,867	38,898,855
Deutsche Telekom AG	2,019,217	48,397,135
HKT Trust/HKT Ltd. unit	4,813,000	5,132,601
		92,428,591
Entertainment - 0.1%
Capcom Co. Ltd.	443,200	14,895,896
Sea Ltd. ADR (b)	284,150	10,291,913
Universal Music Group NV	314,889	8,319,687
		33,507,496
Interactive Media & Services - 0.3%
CAR Group Ltd.	2,193,940	40,271,162
LY Corp.	10,676,000	31,006,918
		71,278,080
Media - 0.1%
Vivendi SA	1,684,500	15,926,461
WPP PLC	2,503,162	22,373,509
		38,299,970
Wireless Telecommunication Services - 0.1%
KDDI Corp.	364,700	11,392,520
SoftBank Group Corp.	557,500	22,590,803
		33,983,323
TOTAL COMMUNICATION SERVICES		269,497,460
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.2%
DENSO Corp.	3,336,300	52,072,023
Automobiles - 0.8%
Mercedes-Benz Group AG (Germany)	652,580	42,430,329
Suzuki Motor Corp.	1,325,000	53,809,692
Toyota Motor Corp.	5,745,000	109,073,704
		205,313,725
Broadline Retail - 0.2%
B&M European Value Retail SA	2,843,981	20,594,442
Pan Pacific International Holdings Ltd.	641,600	13,865,415
Prosus NV	478,330	15,814,131
		50,273,988
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	584,659	14,801,488
Deliveroo PLC Class A (a)(b)	4,223,371	7,592,476
Flight Centre Travel Group Ltd.	856,624	10,375,042
Flutter Entertainment PLC (b)	47,600	7,433,457
Flutter Entertainment PLC (Ireland) (b)	68,242	10,640,813
		50,843,276
Household Durables - 0.5%
Barratt Developments PLC	4,734,045	30,707,232
Berkeley Group Holdings PLC	268,237	15,699,156
Sony Group Corp.	893,500	76,832,991
		123,239,379
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	672,500	13,349,302
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	161,900	40,939,100
JD Sports Fashion PLC	7,640,770	15,149,184
		56,088,284
Textiles, Apparel & Luxury Goods - 0.5%
Compagnie Financiere Richemont SA Series A	301,086	37,656,796
Hermes International SCA	13,952	28,918,613
LVMH Moet Hennessy Louis Vuitton SE	86,892	66,462,731
		133,038,140
TOTAL CONSUMER DISCRETIONARY		684,218,117
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Carlsberg A/S Series B	168,409	20,893,554
Coca-Cola HBC AG	396,980	11,005,636
Davide Campari Milano NV	1,312,076	14,310,511
Diageo PLC	1,243,806	43,534,891
Heineken NV (Bearer)	199,030	18,219,814
Pernod Ricard SA	41,452	7,153,856
		115,118,262
Consumer Staples Distribution & Retail - 0.0%
Kobe Bussan Co. Ltd.	374,600	9,864,012
Food Products - 0.7%
Ajinomoto Co., Inc.	710,200	26,470,830
Nestle SA (Reg. S)	1,083,767	123,320,422
Nissin Food Holdings Co. Ltd.	194,100	19,199,221
Tate & Lyle PLC	2,643,892	20,594,112
		189,584,585
Personal Care Products - 0.4%
Haleon PLC	4,754,044	19,917,399
L'Oreal SA	124,009	58,270,739
Unilever PLC	562,535	26,836,728
		105,024,866
Tobacco - 0.1%
Imperial Brands PLC	527,946	12,342,809
TOTAL CONSUMER STAPLES		431,934,534
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Eni SpA	2,268,500	37,617,383
Equinor ASA	1,031,467	32,954,638
INPEX Corp.	3,507,600	49,446,135
Reliance Industries Ltd. GDR (a)	255,000	14,611,500
Santos Ltd.	3,791,507	17,147,661
Shell PLC:
ADR	1,572,200	103,450,760
(London)	3,240,013	104,732,958
rights (c)	2,779,313	919,958
Thungela Resources Ltd. (d)	106,900	814,054
TotalEnergies SE	1,733,495	118,153,667
Woodside Energy Group Ltd.	1,933,570	39,285,054
		519,133,768
FINANCIALS - 6.6%
Banks - 3.3%
AIB Group PLC	2,359,620	10,926,171
Banco Santander SA (Spain)	20,478,133	84,886,624
Bank of Ireland Group PLC	3,665,559	34,273,765
Bankinter SA	1,553,925	10,899,687
BNP Paribas SA	1,317,710	82,840,533
BOC Hong Kong (Holdings) Ltd.	6,878,700	18,404,725
CaixaBank SA	9,348,519	42,107,435
Chiba Bank Ltd.	2,325,500	17,355,765
FinecoBank SpA	859,191	11,564,112
HSBC Holdings PLC (United Kingdom)	1,412,300	10,787,719
KBC Group NV	398,645	22,824,459
Kyoto Financial Group, Inc.	393,100	23,462,444
Lloyds Banking Group PLC	51,158,129	28,202,843
Mediobanca SpA (d)	1,725,200	20,234,159
Mitsubishi UFJ Financial Group, Inc.	5,382,700	45,864,203
Mizuho Financial Group, Inc.	2,721,300	46,179,595
Nordea Bank Abp	2,371,081	26,469,498
Nordea Bank Abp (Helsinki Stock Exchange)	301,040	3,389,136
PT Bank Rakyat Indonesia (Persero) Tbk	36,940,300	12,563,513
Standard Chartered PLC (United Kingdom)	8,903,460	73,420,810
Sumitomo Mitsui Financial Group, Inc.	1,717,600	84,501,543
Unicaja Banco SA (a)	4,322,700	4,794,659
UniCredit SpA	2,428,498	66,236,842
United Overseas Bank Ltd.	2,373,803	48,302,996
Westpac Banking Corp.	1,723,296	24,333,332
		854,826,568
Capital Markets - 1.0%
3i Group PLC	857,639	24,166,452
Hong Kong Exchanges and Clearing Ltd.	464,700	16,451,560
London Stock Exchange Group PLC	184,986	20,854,103
Macquarie Group Ltd.	548,080	61,220,419
Partners Group Holding AG	12,990	17,096,009
UBS Group AG	1,993,254	56,062,403
UBS Group AG (d)	1,876,700	53,016,775
		248,867,721
Financial Services - 0.4%
Adyen BV (a)(b)	8,335	9,745,744
Investor AB (B Shares)	3,062,810	63,507,842
ORIX Corp.	1,304,700	23,747,018
		97,000,604
Insurance - 1.9%
AIA Group Ltd.	4,897,400	42,103,595
Allianz SE	202,025	50,797,528
AXA SA	2,918,270	90,992,775
Beazley PLC	1,301,200	8,804,872
Hannover Reuck SE	119,500	28,486,589
Hiscox Ltd.	983,588	12,615,984
Mandatum Holding OY	472,100	2,020,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	170,898	72,697,583
Prudential PLC	3,274,232	35,811,585
Sampo Oyj (A Shares)	930,500	40,665,898
Steadfast Group Ltd.	3,552,080	13,237,288
Swiss Life Holding AG	25,450	16,292,417
Tokio Marine Holdings, Inc.	1,396,100	34,570,423
Zurich Insurance Group Ltd.	96,099	48,147,166
		497,243,769
TOTAL FINANCIALS		1,697,938,662
HEALTH CARE - 2.7%
Biotechnology - 0.1%
Argenx SE (b)	88,313	39,391,305
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	151,891	28,953,177
Hoya Corp.	344,500	38,723,138
Siemens Healthineers AG (a)	286,686	16,520,335
		84,196,650
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,292,937	40,940,158
Pharmaceuticals - 2.1%
AstraZeneca PLC (United Kingdom)	880,599	113,338,728
Bayer AG	288,400	9,871,664
Daiichi Sankyo Kabushiki Kaisha	1,287,400	34,884,869
Eisai Co. Ltd.	487,600	25,231,804
Merck KGaA	161,485	28,286,317
Novo Nordisk A/S Series B	1,500,098	153,256,996
Roche Holding AG (participation certificate)	255,845	68,827,715
Sanofi SA	712,417	66,443,529
UCB SA	510,769	37,717,144
		537,858,766
TOTAL HEALTH CARE		702,386,879
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.0%
Airbus Group NV	177,576	26,390,069
BAE Systems PLC	6,170,558	81,866,782
Dassault Aviation SA	113,572	22,548,858
Rheinmetall AG	209,899	63,059,117
Rolls-Royce Holdings PLC (b)	2,878,400	9,822,460
Safran SA	167,102	29,381,072
Thales SA	66,695	9,942,229
		243,010,587
Air Freight & Logistics - 0.2%
DHL Group	1,183,928	55,631,667
DSV A/S	32,200	4,845,057
		60,476,724
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	717,545	18,383,779
Kingspan Group PLC (Ireland)	185,386	14,690,506
		33,074,285
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,509,906	8,199,516
Construction & Engineering - 0.3%
Ferrovial SE	527,429	18,233,621
VINCI SA	535,704	65,539,728
		83,773,349
Electrical Equipment - 0.3%
Fuji Electric Co. Ltd.	424,400	17,750,603
Legrand SA	178,930	17,221,148
Prysmian SpA	956,885	36,798,644
		71,770,395
Industrial Conglomerates - 1.0%
Hitachi Ltd.	1,755,300	121,767,574
Siemens AG	717,342	120,500,948
		242,268,522
Machinery - 0.5%
Indutrade AB	699,119	15,308,349
Kawasaki Heavy Industries Ltd.	886,600	20,110,858
Minebea Mitsumi, Inc.	522,100	9,906,025
Misumi Group, Inc.	464,623	7,521,214
Mitsubishi Heavy Industries Ltd.	596,900	33,287,260
Sandvik AB	953,950	18,852,501
Techtronic Industries Co. Ltd.	1,386,000	14,070,616
VAT Group AG (a)	31,936	14,824,693
		133,881,516
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	165,800	19,600,876
Professional Services - 0.3%
Recruit Holdings Co. Ltd.	299,800	11,078,937
RELX PLC (London Stock Exchange)	565,408	21,758,498
Wolters Kluwer NV	216,500	29,763,890
		62,601,325
Trading Companies & Distributors - 0.5%
Bunzl PLC	516,870	19,588,726
Ferguson PLC	87,400	14,763,242
IMCD NV	85,666	13,199,175
Itochu Corp.	1,356,200	52,488,032
Mitsubishi Corp.	830,500	38,572,933
		138,612,108
Transportation Infrastructure - 0.1%
Aena SME SA (a)	144,519	24,846,946
TOTAL INDUSTRIALS		1,122,116,149
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Azbil Corp.	206,101	6,633,711
Ibiden Co. Ltd.	202,800	9,672,189
Keyence Corp.	65,300	27,902,030
		44,207,930
IT Services - 0.4%
ALTEN	73,400	10,026,935
Capgemini SA	231,276	47,327,858
Fujitsu Ltd.	324,100	46,147,218
TIS, Inc.	255,600	5,390,943
		108,892,954
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	621,700	19,317,597
ASML Holding NV (Netherlands)	128,312	87,448,048
Infineon Technologies AG	810,114	31,257,892
Renesas Electronics Corp. (b)	3,796,900	66,176,022
Sumco Corp.	892,300	13,339,963
Tokyo Electron Ltd.	130,700	20,997,169
		238,536,691
Software - 0.4%
Sage Group PLC	1,738,526	24,812,238
SAP SE	300,044	47,728,185
Xero Ltd. (b)	215,070	14,644,178
		87,184,601
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp.	993,800	58,048,752
Samsung Electronics Co. Ltd.	357,780	20,037,992
		78,086,744
TOTAL INFORMATION TECHNOLOGY		556,908,920
MATERIALS - 2.6%
Chemicals - 1.0%
Air Liquide SA	413,032	78,302,685
Covestro AG (a)(b)	120,300	6,311,624
Linde PLC	71,400	29,543,178
NOF Corp.	319,900	14,769,429
Shin-Etsu Chemical Co. Ltd.	2,513,700	88,607,080
Sika AG	136,173	37,004,920
		254,538,916
Construction Materials - 0.4%
CRH PLC	1,050,549	66,127,602
Holcim AG	428,654	31,474,766
		97,602,368
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	908,300	34,406,222
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	1,783,762	48,273,847
ArcelorMittal SA:
(Netherlands)	870,222	21,871,694
rights (b)(c)	745,722	167,035
BHP Group Ltd.	3,932,907	120,318,342
Glencore PLC	15,603,600	87,289,543
Rio Tinto Ltd.	117,900	9,740,919
		287,661,380
TOTAL MATERIALS		674,208,886
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Goodman Group unit	1,337,499	20,105,369
National Storage REIT unit	12,952,732	18,486,398
Unibail-Rodamco-Westfield NV (b)	220,555	14,015,527
Warehouses de Pauw	718,226	20,154,521
		72,761,815
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	3,633,000	17,231,786
Mitsubishi Estate Co. Ltd.	1,290,200	17,441,536
Sino Land Ltd.	10,950,327	11,032,616
Vonovia SE	424,660	11,811,200
		57,517,138
TOTAL REAL ESTATE		130,278,953
UTILITIES - 0.7%
Electric Utilities - 0.3%
Kansai Electric Power Co., Inc.	4,023,700	53,491,924
SSE PLC	1,422,790	32,915,388
		86,407,312
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	1,580,559	67,733,663
Multi-Utilities - 0.1%
National Grid PLC	2,605,707	33,794,141
TOTAL UTILITIES		187,935,116
TOTAL COMMON STOCKS (Cost $6,329,463,420)		6,976,557,444

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $17,798,726)	314,300	15,368,885

Equity Funds - 69.6%
	Shares	Value ($)
Foreign Large Blend Funds - 18.7%
Fidelity Pacific Basin Fund (e)	3,631,096	108,606,096
Fidelity SAI International Index Fund (e)	183,898,808	2,423,786,284
Fidelity SAI International Low Volatility Index Fund (e)	212,849,258	2,283,872,542
TOTAL FOREIGN LARGE BLEND FUNDS		4,816,264,922
Foreign Large Growth Funds - 34.5%
Fidelity Advisor International Discovery Fund Class Z (e)	51,573,927	2,207,879,801
Fidelity Diversified International Fund (e)	47,265,715	1,932,695,100
Fidelity International Capital Appreciation Fund (e)	71,423,973	1,799,884,129
Fidelity Overseas Fund (e)	43,780,476	2,519,128,594
Fidelity SAI International Momentum Index Fund (e)	24,309,817	310,922,553
Fidelity SAI International Quality Index Fund (e)	8,942,764	106,776,604
TOTAL FOREIGN LARGE GROWTH FUNDS		8,877,286,781
Foreign Large Value Funds - 13.1%
Fidelity SAI International Value Index Fund (e)	355,999,002	3,378,430,526
Foreign Small Mid Blend Funds - 1.8%
Fidelity SAI International Small Cap Index Fund (e)	58,897,441	466,467,731
Foreign Small Mid Growth Funds - 0.4%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (e)	5,604,985	106,831,014
Sector Funds - 0.3%
Fidelity Advisor International Real Estate Fund Class Z (e)	7,784,021	73,792,522
Other - 0.8%
Fidelity Advisor Japan Fund Class Z (e)	9,715,552	154,574,425
Fidelity Japan Smaller Companies Fund (e)	2,899,753	42,742,363
Fidelity SAI Japan Stock Index Fund (e)	1,194,554	11,204,918
TOTAL OTHER		208,521,706
TOTAL EQUITY FUNDS (Cost $16,839,676,659)		17,927,595,202

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,038)	13	1,173

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.35% to 5.42% 12/7/23 to 1/11/24 (g) (Cost $41,400,917)	41,480,000	41,401,620

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	129,217,573	129,243,417
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	30,864,125	30,867,211
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	609,904,930	609,904,930
TOTAL MONEY MARKET FUNDS (Cost $770,015,558)		770,015,558

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,998,356,318)	25,730,939,882
NET OTHER ASSETS (LIABILITIES) - 0.0%	12,736,137
NET ASSETS - 100.0%	25,743,676,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec 2023	41,931,250	1,167,735	1,167,735
ICE MSCI EAFE Index Contracts (United States)	5,519	Dec 2023	586,835,270	2,707,287	2,707,287

TOTAL FUTURES CONTRACTS					3,875,022
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,146,832 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,823,192.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	81,228,114	2,041,714,351	1,993,699,048	3,454,776	-	-	129,243,417	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	63,065,474	713,935,914	746,134,177	715,794	-	-	30,867,211	0.1%
Total	144,293,588	2,755,650,265	2,739,833,225	4,170,570	-	-	160,110,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,956,894,915	157,000,000	-	-	-	93,984,886	2,207,879,801
Fidelity Advisor International Real Estate Fund Class Z	78,676,681	1,239,846	-	1,239,847	-	(6,124,005)	73,792,522
Fidelity Advisor International Small Cap Opportunities Fund Class Z	104,645,069	-	-	-	-	2,185,945	106,831,014
Fidelity Advisor Japan Fund Class Z	369,028,981	-	235,000,000	-	(9,905,705)	30,451,149	154,574,425
Fidelity Diversified International Fund	1,685,079,660	136,999,999	-	-	-	110,615,441	1,932,695,100
Fidelity International Capital Appreciation Fund	1,484,013,020	128,000,001	-	-	-	187,871,108	1,799,884,129
Fidelity Japan Smaller Companies Fund	39,465,642	-	-	-	-	3,276,721	42,742,363
Fidelity Overseas Fund	2,184,876,804	177,000,000	-	-	-	157,251,790	2,519,128,594
Fidelity Pacific Basin Fund	136,555,327	-	32,000,000	-	(2,651,129)	6,701,898	108,606,096
Fidelity SAI Inflation-Focused Fund	12,162,626	11	12,003,811	11	513,226	(670,879)	1,173
Fidelity SAI International Index Fund	165,378,810	2,195,035,598	-	-	-	63,371,876	2,423,786,284
Fidelity SAI International Low Volatility Index Fund	1,179,763,482	987,500,000	-	-	-	116,609,060	2,283,872,542
Fidelity SAI International Momentum Index Fund	282,723,166	-	-	-	-	28,199,387	310,922,553
Fidelity SAI International Quality Index Fund	98,012,695	-	-	-	-	8,763,909	106,776,604
Fidelity SAI International Small Cap Index Fund	464,111,834	-	-	-	-	2,355,897	466,467,731
Fidelity SAI International Value Index Fund	3,864,706,011	-	715,000,000	-	(58,144,034)	286,868,549	3,378,430,526
Fidelity SAI Japan Stock Index Fund	89,132,420	-	85,000,000	-	(10,593,818)	17,666,316	11,204,918
	14,195,227,143	3,782,775,455	1,079,003,811	1,239,858	(80,781,460)	1,109,379,048	17,927,596,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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